PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
PARENT ONLY FINANCIAL INFORMATION
Schedule of condensed financial statements

Condensed Balance Sheets

	As of December 31,
	2024	2025
Assets
Current assets
Cash and cash equivalents	1,498,062	3,009,874
Restricted cash	27,316	—
Time deposits	—	667,736
Amount due from related parties, current	10,336	440
Other current assets	17,258	19,735
Total current assets	1,552,972	3,697,785
Non-current assets
Long-term investments in equity investees	7,537,604	9,164,612
Investment, loans and amounts due from subsidiaries and consolidated VIEs, non-current	24,778,969	26,420,808
Other non-current assets	61	—
Total non-current assets	32,316,634	35,585,420

Total assets	33,869,606	39,283,205

Liabilities, Mezzanine Equity and Shareholders’ Equity
Current liabilities
Short-term borrowings	1,435,924	—
Convertible bonds payable, current	575	—
Amount due to related parties, current	—	351
Accounts payable	1,066	930
Accrued expenses and other payables	121,090	107,531
Amount due to subsidiaries	195,666	190,347
Total current liabilities	1,754,321	299,159
Non-current liabilities
Convertible bonds payable, non-current	8,576,583	12,144,371
Total non-current liabilities	8,576,583	12,144,371
Total liabilities	10,330,904	12,443,530

Mezzanine equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2024 and 2025; Redemption value of RMB1,080,656 and RMB1,056,663 as of December 31, 2024 and 2025, respectively; Liquidation preference of RMB1,080,656 and RMB1,056,663 as of December 31, 2024 and 2025, respectively)	1,080,656	1,056,663
Total mezzanine equity	1,080,656	1,056,663

Shareholders’ equity
Ordinary shares (US$0.00005 par value; 3,500,000,000 shares authorized as of December 31, 2024 and 2025; 1,511,590,567 and 1,607,430,567 Class A ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively; 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025)	527	562
Additional paid-in capital	29,596,268	31,706,498
Accumulated other comprehensive loss	(1,094,377)	(829,319)
Accumulated deficit	(6,044,372)	(5,094,729)
Total shareholders’ equity	22,458,046	25,783,012

Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	33,869,606	39,283,205

Condensed Statements of Operations

	Years ended December 31,
	2023	2024	2025

Net revenue	6,776	6,952	2,542
Cost of revenue	(121,592)	(97,174)	(69,586)
Gross loss	(114,816)	(90,222)	(67,044)

Operating expenses
Selling and marketing expenses	(45,242)	(25,444)	(33,936)
General and administrative expenses	(230,744)	(238,611)	(232,804)
Research and development expenses	(9,546)	(9,207)	(7,277)
Loss from operations	(400,348)	(363,484)	(341,061)

Other income (expenses):
Interest income	62,606	63,429	111,943
Interest expenses	(261,152)	(321,923)	(347,796)
Equity in (loss) income of subsidiaries and consolidated VIEs	(3,700,241)	(441,777)	812,803
Gain on disposal of subsidiaries	—	4,475,539	—
Others, net	9,933	15,046	10,765
(Loss) income before income taxes	(4,289,202)	3,426,830	246,654

Income tax expenses	(851)	(1,444)	(14,221)
Share of results of equity method investees	—	—	717,210
Net (loss) income	(4,290,053)	3,425,386	949,643

Condensed Statements of Comprehensive (Loss) Income

	Years ended December 31,
	2023	2024	2025

Net (loss) income	(4,290,053)	3,425,386	949,643
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(126,033)	(23,008)	221,591
Defined benefit plan, net of nil tax	—	(19)	—
Amounts reclassified from accumulated other comprehensive loss	—	(96,957)	(21,175)
Other comprehensive income from share of results of equity method investees	—	—	64,642
Comprehensive (loss) income	(4,416,086)	3,305,402	1,214,701

Condensed Statements of Cash Flows

	Years ended December 31,
	2023	2024	2025

Operating activities:
Net cash used in operating activities	(68,805)	(274,168)	(230,172)

Investing activities:
Investment, loans and advances paid to subsidiaries	(1,285,317)	(1,448,353)	(889,035)
Repayment of loans from subsidiaries	—	1,656,369	8,153
Purchase of time deposits	—	—	(674,910)
Net cash (used in) provided by investing activities	(1,285,317)	208,016	(1,555,792)

Financing activities:
Proceeds from short-term borrowings	—	1,420,720	1,433,960
Repayment of short-term borrowings	(1,042,785)	—	(2,865,680)
Payment of issuance cost and commitment cost of debts	(78,989)	(17,759)	(24,483)
Proceeds from issuance of ordinary shares, net off underwriting commission	—	—	1,023,697
Payment of issuance cost of ordinary shares	—	—	(8,004)
Proceeds from issuance of convertible bonds	3,926,667	—	3,852,867
Repayment of convertible bonds	(2,128,311)	—	(575)
Payment of redeemable preferred shares dividends	(53,923)	(54,169)	(54,124)
Net cash provided by financing activities	622,659	1,348,792	3,357,658

Effect of exchange rate changes on cash and cash equivalents and restricted cash	173,878	19,205	(87,198)

Net (decrease) increase in cash and cash equivalents and restricted cash	(557,585)	1,301,845	1,484,496
Cash and cash equivalents and restricted cash at beginning of year	781,118	223,533	1,525,378

Cash and cash equivalents and restricted cash at end of year	223,533	1,525,378	3,009,874

Supplemental disclosures of cash flow information
Interest paid	144,095	272,345	293,818
Income tax paid	854	1,446	14,233
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	12,914	16,929	10,970